POST-EMPLOYMENT BENEFITS - Principal Actuarial Assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017
Defined benefit obligation
Discount rate	3.90%	3.70%
Rate of compensation increase		3.00%
Pension expense
Discount rate	3.70%	4.10%
Rate of compensation increase	3.00%	3.00%
Minimum
Defined benefit obligation
Rate of compensation increase	1.00%
Maximum
Defined benefit obligation
Rate of compensation increase	4.50%